Provisions for liabilities and other charges	12 Months Ended
Dec. 31, 2021
Provisions for liabilities and other charges
Provisions for liabilities and other charges

21      Provisions for liabilities and other charges

Movements in provisions for liabilities and other charges are as follows:

		Marketplace
		and consignment	Provision for
In thousands of USD	Tax risks	goods	other expenses	Total
Balance as of January 1, 2020	28,979	616	983	30,578
Additions	5,406	573	1,039	7,018
Reversals	(191)	(237)	(215)	(643)
Use of provision	—	—	(149)	(149)
Reclassification	—	—	—	—
Effect of translation	2,633	25	(16)	2,642
Balance as of December 31, 2020	36,827	977	1,642	39,446
Additions	3,010	313	730	4,053
Reversals	(3,278)	(483)	(141)	(3,902)
Use of provision	(319)	—	(75)	(394)
Reclassification	—	53	(53)	—
Effect of translation	(2,019)	(43)	(56)	(2,118)
Balance as of December 31, 2021	34,221	817	2,047	37,085
Current	34,221	817	1,371	36,409
Non-current	—	—	676	676

Tax risks

Tax risk provision includes provisions related to VAT for USD 9,904 thousand (2020: USD 13,111 thousand), provisions related to Withholding Tax (WHT) for USD 23,562 thousand (2020: USD 23,318 thousand) and provisions related to other taxes for USD 755 thousand (2020: USD 398 thousand). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations.

Marketplace and consignment goods

The provision for marketplace and consignment goods relates to the lost and damaged items, to be reimbursed to the vendors. Provision is calculated based on the detailed review of these items, and it is expected to be utilized during the exercise period of 2022.

Provision for other expenses

Provision for other expense includes end of service provision of USD 676 thousand (2020: USD 443 thousand), various litigation and penalty provisions of USD 1,360 thousand (2020: USD 1,166 thousand) and restructuring provision of USD 11 thousand (2020: USD 33 thousand). The provisions are calculated based on our best estimate considering past experience.